Schedule Of Property And Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 2,406,104	$ 2,916,515
Less accumulated depreciation	(1,549,763)	(1,849,475)
Total	856,341	1,067,040	1,157,013
Land
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	31,430	34,258
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	290,153	335,862
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	746,909	998,736
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 1,337,612	$ 1,547,659